Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash and cash equivalents	R$ 136,581	R$ 102,569	R$ 83,449	R$ 3,896
Accounts receivable	57,675	44,316
Current assets	1,457,556	1,527,203
Non-current assets	309,398	119,802
Trade payables	1,247	831
Labor and social security obligations	87,732	106,299
Current liabilities	155,913	163,873
Lease	62,064	63,240
Non-current liabilities	235,494	68,256
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	30,087	20,990
Accounts receivable	13,823	9,477
Other receivables	1,618	15,411
Current assets	45,528	45,878
Leases, property and equipment	3,596	3,216
Non-current assets	3,596	3,216
Trade payables	1,657	2,011
Labor and social security obligations	7,295	9,521
Current liabilities	8,952	11,532
Payables to related parties	608	282
Lease	1,973	3,104
Non-current liabilities	2,581	3,386
Net Equity	R$ 37,591	R$ 34,176